Average Annual Total Returns - Institutional Class - PIMCO Long-Term US Government Portfolio	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Long-Term Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	17.57%	7.49%	7.47%	17.70%	7.85%	7.80%